Condensed Consolidating Financial Information (Notes)	12 Months Ended
Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Condensed Financial Statements [Text Block]
CONDENSED CONSOLIDATING FINANCIAL STATEMENTS
On November 14, 2012, Eaton Corporation issued senior notes (the "Senior Notes") totaling $4,900 related to financing the cash portion of the acquisition of Cooper. Eaton and certain other of Eaton's principal 100% owned operating subsidiaries (the "Subsidiary Guarantors") fully and unconditionally guarantee (subject, in the case of the Subsidiary Guarantors, to customary release provisions as described below), on a joint and several basis, the Senior Notes. The following condensed consolidating financial statements are included so that separate financial statements of Eaton, Eaton Corporation and the Subsidiary Guarantors are not required to be filed with the Securities and Exchange Commission. The consolidating adjustments primarily relate to eliminations of investments in subsidiaries and intercompany balances and transactions. The condensed consolidating financial statements present investments in subsidiaries using the equity method of accounting.
The guarantee of a Subsidiary Guarantor that is not a parent of the issuer will be automatically and unconditionally released and discharged in the event of any sale of the Subsidiary Guarantor or of all or substantially all of its assets; or following, or in connection with, the release or termination of the Subsidiary Guarantor as a guarantor under all other U.S. debt securities or U.S. syndicated credit facilities, subject to limitations set forth in the indenture. The guarantee of a Subsidiary Guarantor that is a parent of the issuer will be automatically and unconditionally released and discharged following, or in connection with, the release or termination of the Subsidiary Guarantor as a guarantor under all other debt securities or syndicated credit facilities, subject to limitations set forth in the indenture.
Eaton was incorporated under the laws of Ireland on May 10, 2012, and became the successor registrant to Eaton Corporation on November 30, 2012 in connection with the acquisition of Cooper. Therefore, for presentation purposes of entities under common control, Eaton is presented as the parent company in the 2013 condensed consolidating financial statements. For periods prior to November 30, 2012, Eaton Corporation is presented as the parent company.
CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME FOR THE THREE MONTHS ENDED JUNE 30, 2013

	Eaton Corporation plc	Eaton Corporation	Subsidiary Guarantors	Other subsidiaries	Consolidating adjustments	Total
Net sales	$—	$1,743	$1,626	$3,421	$(1,188)	$5,602

Cost of products sold	—	1,352	1,179	2,527	(1,188)	3,870
Selling and administrative expense	2	365	178	415	—	960
Research and development expense	—	67	48	46	—	161
Interest expense (income) - net	—	69	7	(5)	—	71
Other expense (income) - net	—	18	15	(27)	—	6
Equity in (earnings) loss of subsidiaries, net of tax	(569)	(307)	395	(239)	720	—
Intercompany expense (income) - net	61	(111)	(860)	910	—	—
Income (loss) before income taxes	506	290	664	(206)	(720)	534
Income tax expense (benefit)	12	(42)	20	47	—	37
Net income (loss)	494	332	644	(253)	(720)	497
Less net income for noncontrolling interests	—	—	—	(3)	—	(3)
Net income (loss) attributable to Eaton ordinary shareholders	$494	$332	$644	$(256)	$(720)	$494

Other comprehensive loss	$(72)	$(41)	$(72)	$(180)	$293	$(72)
Total comprehensive income (loss) income attributable to Eaton ordinary shareholders	$422	$291	$572	$(436)	$(427)	$422
CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME FOR THE THREE MONTHS ENDED JUNE 30, 2012

	Eaton Corporation	Subsidiary Guarantors	Other subsidiaries	Consolidating adjustments	Total
Net sales	$1,764	$658	$2,589	$(943)	$4,068

Cost of products sold	1,377	496	1,886	(944)	2,815
Selling and administrative expense	313	82	295	—	690
Research and development expense	59	23	24	—	106
Interest expense (income) - net	34	2	(6)	—	30
Other expense (income) - net	—	6	2	—	8
Equity in (earnings) loss of subsidiaries, net of tax	(360)	(17)	—	377	—
Intercompany (income) expense - net	(65)	(5)	70	—	—
Income before income taxes	406	71	318	(376)	419
Income tax expense (benefit)	24	20	(8)	1	37
Net income	382	51	326	(377)	382
Less net income for noncontrolling interests	—	—	—	—	—
Net income attributable to Eaton ordinary shareholders	$382	$51	$326	$(377)	$382

Other comprehensive loss	$(242)	$(8)	$(255)	$263	$(242)
Total comprehensive income attributable to Eaton ordinary shareholders	$140	$43	$71	$(114)	$140
CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME FOR THE SIX MONTHS ENDED JUNE 30, 2013

	Eaton Corporation plc	Eaton Corporation	Subsidiary Guarantors	Other subsidiaries	Consolidating adjustments	Total
Net sales	$—	$3,331	$3,199	$6,693	$(2,311)	$10,912

Cost of products sold	—	2,592	2,374	4,950	(2,311)	7,605
Selling and administrative expense	4	711	371	832	—	1,918
Research and development expense	—	128	92	93	—	313
Interest expense (income) - net	—	143	14	(11)	—	146
Other expense (income) - net	—	14	22	(40)	—	(4)
Equity in (earnings) loss of subsidiaries, net of tax	(1,013)	(624)	(172)	(405)	2,214	—
Intercompany expense (income) - net	125	(214)	(684)	773	—	—
Income before income taxes	884	581	1,182	501	(2,214)	934
Income tax expense (benefit)	12	(45)	(17)	107	—	57
Net income	872	626	1,199	394	(2,214)	877
Less net income for noncontrolling interests	—	—	—	(5)	—	(5)
Net income attributable to Eaton ordinary shareholders	$872	$626	$1,199	$389	$(2,214)	$872

Other comprehensive loss	$(306)	$(64)	$(306)	$(571)	$941	$(306)
Total comprehensive income (loss) attributable to Eaton ordinary shareholders	$566	$562	$893	$(182)	$(1,273)	$566
CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME FOR THE SIX MONTHS ENDED JUNE 30, 2012

	Eaton Corporation	Subsidiary Guarantors	Other subsidiaries	Consolidating adjustments	Total
Net sales	$3,444	$1,343	$5,095	$(1,854)	$8,028

Cost of products sold	2,693	1,010	3,719	(1,853)	5,569
Selling and administrative expense	641	166	585	—	1,392
Research and development expense	111	48	52	—	211
Interest expense (income) - net	69	4	(15)	—	58
Other expense - net	—	5	6	—	11
Equity in (earnings) loss of subsidiaries, net of tax	(672)	(31)	—	703	—
Intercompany (income) expense - net	(124)	(9)	133	—	—
Income before income taxes	726	150	615	(704)	787
Income tax expense	33	44	17	—	94
Net income	693	106	598	(704)	693
Less net income for noncontrolling interests	—	—	—	—	—
Net income attributable to Eaton ordinary shareholders	$693	$106	$598	$(704)	$693

Other comprehensive (loss) income	$(16)	$5	$(82)	$77	$(16)
Total comprehensive income attributable to Eaton ordinary shareholders	$677	$111	$516	$(627)	$677

CONDENSED CONSOLIDATING BALANCE SHEETS JUNE 30, 2013

	Eaton Corporation plc	Eaton Corporation		Subsidiary Guarantors		Other subsidiaries		Consolidating adjustments	Total
Assets
Current assets
Cash	$4	$44		$7		$573		$—	$628
Short-term investments	—	—		17		351		—	368
Accounts receivable - net	—	63		1,086		2,671		—	3,820
Intercompany accounts receivable	19	918		2,546		3,841		(7,324)	—
Inventory	—	344		610		1,490		(39)	2,405
Prepaid expenses and other current assets	—	518		177		302		11	1,008
Total current assets	23	1,887		4,443		9,228		(7,352)	8,229

Property, plant and equipment - net	—	952		781		2,016		—	3,749

Other noncurrent assets			—		—		—
Goodwill	—	1,382		9,264		3,403		—	14,049
Other intangible assets	—	220		4,014		2,952		—	7,186
Deferred income taxes	—	926		48		195		—	1,169
Investment in subsidiaries	23,038	8,187		30,055		8,229		(69,509)	—
Intercompany loans receivable	—	7,526		2,018		18,049		(27,593)	—
Other assets	—	408		94		373		—	875
Total assets	$23,061	$21,488		$50,717		$44,445		$(104,454)	$35,257

Liabilities and shareholders’ equity
Current liabilities
Short-term debt	$—	$101		$—		$14		$—	$115
Current portion of long-term debt	—	553		8		14		—	575
Accounts payable	—	484		364		1,197		—	2,045
Intercompany accounts payable	—	3,301		3,356		667		(7,324)	—
Accrued compensation	—	80		43		245		—	368
Other current liabilities	13	566		382		920		(3)	1,878
Total current liabilities	13	5,085		4,153		3,057		(7,327)	4,981

Noncurrent liabilities
Long-term debt	—	7,735		1,316		18		—	9,069
Pension liabilities	—	781		219		805		—	1,805
Other postretirement benefits liabilities	—	451		187		98		—	736
Deferred income taxes	—	—		1,519		782		—	2,301
Intercompany loans payable	7,660	1,967		17,006		960		(27,593)	—
Other noncurrent liabilities	—	527		95		312		—	934
Total noncurrent liabilities	7,660	11,461		20,342		2,975		(27,593)	14,845

Shareholders’ equity
Eaton shareholders' equity	15,388	4,942		26,222		38,380		(69,544)	15,388
Noncontrolling interests	—	—		—		33		10	43
Total equity	15,388	4,942		26,222		38,413		(69,534)	15,431
Total liabilities and equity	$23,061	$21,488		$50,717		$44,445		$(104,454)	$35,257
CONDENSED CONSOLIDATING BALANCE SHEETS DECEMBER 31, 2012

	Eaton Corporation plc	Eaton Corporation		Subsidiary Guarantors		Other subsidiaries		Consolidating adjustments	Total
Assets
Current assets
Cash	$7	$54		$14		$502		$—	$577
Short-term investments	—	25		38		464		—	527
Accounts receivable - net	—	624		413		2,473		—	3,510
Intercompany accounts receivable	38	365		4,693		5,643		(10,739)	—
Inventory	—	341		563		1,474		(39)	2,339
Prepaid expenses and other current assets	—	391		198		273		9	871
Total current assets	45	1,800		5,919		10,829		(10,769)	7,824

Property, plant and equipment - net	—	934		793		2,096		—	3,823

Other noncurrent assets			—		—		—
Goodwill	—	1,382		9,381		3,448		—	14,211
Other intangible assets	—	231		4,104		3,133		—	7,468
Deferred income taxes	—	941		94		219		—	1,254
Investment in subsidiaries	20,662	7,678		14,428		6,365		(49,133)	—
Intercompany loans receivable	—	7,650		13,262		14,125		(35,037)	—
Other assets	—	460		90		1,154		—	1,704
Total assets	$20,707	$21,076		$48,071		$41,369		$(94,939)	$36,284

Liabilities and shareholders’ equity
Current liabilities
Short-term debt	$—	$753		$—		$4		$—	$757
Current portion of long-term debt	—	303		8		3		—	314
Accounts payable	—	424		343		1,112		—	1,879
Intercompany accounts payable	2	2,794		4,855		3,088		(10,739)	—
Accrued compensation	—	129		76		258		—	463
Other current liabilities	—	523		424		1,114		(4)	2,057
Total current liabilities	2	4,926		5,706		5,579		(10,743)	5,470

Noncurrent liabilities
Long-term debt	—	8,397		1,331		34		—	9,762
Pension liabilities	—	895		255		854		—	2,004
Other postretirement benefits liabilities	—	454		189		97		—	740
Deferred income taxes	—	—		1,546		795		—	2,341
Intercompany loans payable	5,592	1,401		14,857		13,187		(35,037)	—
Other noncurrent liabilities	—	440		86		286		—	812
Total noncurrent liabilities	5,592	11,587		18,264		15,253		(35,037)	15,659

Shareholders’ equity
Eaton shareholders' equity	15,113	4,563		24,101		20,505		(49,169)	15,113
Noncontrolling interests	—	—		—		32		10	42
Total equity	15,113	4,563		24,101		20,537		(49,159)	15,155
Total liabilities and equity	$20,707	$21,076		$48,071		$41,369		$(94,939)	$36,284
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS FOR THE SIX MONTHS ENDED JUNE 30, 2013

	Eaton Corporation plc	Eaton Corporation	Subsidiary Guarantors	Other subsidiaries	Consolidating adjustments	Total
Net cash provided by (used in) operating activities	$71	$234	$557	$(151)	$(2)	$709

Investing activities
Capital expenditures for property, plant and equipment	—	(86)	(34)	(131)	—	(251)
Cash paid for acquisitions of businesses, net of cash acquired	—	—	—	(11)	—	(11)
Sales of short-term investments - net	—	25	21	102	—	148
Loans to affiliates	—	(50)	—	(1,912)	1,962	—
Repayments of loans from affiliates	—	28	88	1,876	(1,992)	—
Proceeds from sale of business	—	—	—	761	—	761
Other - net	—	(18)	(13)	(10)	—	(41)
Net cash (used in) provided by investing activities	—	(101)	62	675	(30)	606

Financing activities
Proceeds from borrowings	—	17	—	11	—	28
Payments on borrowings	—	(972)	(1)	(4)	—	(977)
Proceeds from borrowings from affiliates	—	1,560	352	50	(1,962)	—
Payments on borrowings from affiliates	—	(1,688)	(188)	(116)	1,992	—
Other intercompany financing activities	323	840	(789)	(374)	—	—
Cash dividends paid	(397)	—	—	—	—	(397)
Cash dividends paid to affiliates	—	—	—	(2)	2	—
Exercise of employee stock options	—	78	—	—	—	78
Excess tax benefit from equity-based compensation	—	22	—	—	—	22
Other - net	—	—	—	(4)	—	(4)
Net cash (used in) financing activities	(74)	(143)	(626)	(439)	32	(1,250)

Effect of currency on cash	—	—	—	(14)	—	(14)
Total (decrease) increase in cash	(3)	(10)	(7)	71	—	51
Cash at the beginning of the period	7	54	14	502	—	577
Cash at the end of the period	$4	$44	$7	$573	$—	$628
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS FOR THE SIX MONTHS ENDED JUNE 30, 2012

	Eaton Corporation	Subsidiary Guarantors	Other subsidiaries	Consolidating adjustments	Total
Net cash (used in) provided by operating activities	$(111)	$24	$458	$—	$371

Investing activities
Capital expenditures for property, plant and equipment	(135)	(18)	(78)	—	(231)
Cash paid for acquisitions of businesses, net of cash acquired	1	—	(366)	—	(365)
Sales (purchases) of short-term investments - net	50	—	(15)	—	35
Loans to affiliates	(173)	—	(4,342)	4,515	—
Repayments of loans from affiliates	136	—	4,365	(4,501)	—
Proceeds from sale of business	2	—	1	—	3
Other - net	(26)	(6)	8	—	(24)
Net cash used in investing activities	(145)	(24)	(427)	14	(582)

Financing activities
Proceeds from borrowings	600	—	—	—	600
Payments on borrowings	(3)	(13)	(2)	—	(18)
Payments of financing costs	—	—	—	—	—
Proceeds from borrowings from affiliates	4,342	—	173	(4,515)	—
Payments on borrowings from affiliates	(4,365)	—	(136)	4,501	—
Other intercompany financing activities	(10)	11	(1)	—	—
Cash dividends paid	(255)	—	—	—	(255)
Cash dividends paid to affiliates	—	—	—	—	—
Exercise of employee stock options	44	—	—	—	44
Excess tax benefit from equity-based compensation	21	—	—	—	21
Other - net	(50)	—	3	—	(47)
Net cash provided by (used in) financing activities	324	(2)	37	(14)	345

Effect of currency on cash	—	—	6	—	6
Total increase (decrease) in cash	68	(2)	74	—	140
Cash at the beginning of the period	120	3	262	—	385
Cash at the end of the period	$188	$1	$336	$—	$525